UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1. Name and address of issuer:

   Investors  Life  Insurance  Company of North  America-
   Separate  Account 2 (Formally  INA/Putnam)
   6500 River Place Blvd.,  Building  One
   Austin,  TX 78730
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer,   check   the  box  but  do  not  list   series  or   classes:   [  x  ]
--------------------------------------------------------------------------------
3. Investment Company Act File Number:

                  811-2980

   Securities Act File Number:

                  2-66266
--------------------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

                  December 31, 2003
--------------------------------------------------------------------------------
4(b).   [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c).   [ ] Check box if this is the last time the issuer will be filing this
Form.
--------------------------------------------------------------------------------

5.       Calculation of registration fee:

(i)      Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section 24(f):                                          $   223,035

(ii)     Aggregate price of securities redeemed
         or repurchased during the fiscal year:    $ 1,191,635

(iii)    Aggregate price of securities redeemed
         or repurchased during any prior fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to the
         Commission:                               $         0

(iv)     Total available redemption credits [add
         Items 5(ii) and 5(iii)]:                              $   1,191,635

(v)      Net sales -- if Item 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:                                           $           0

(vi)     Redemption credits available for use in
         future years -- if Item 5(i) is less than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]:                                 $ 968,600

(vii)    Multiplier for determining registration
         fee (See Instruction c.9):                            x           0

(viii)   Registration fee due [multiply Item
         5(v) by Item (vii)] (enter "0" if no fee
         is due):                                              =$        0.00

--------------------------------------------------------------------------------

     6. Prepaid  Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares of other units) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______________________ .
--------------------------------------------------------------------------------
     7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$___________________
--------------------------------------------------------------------------------
     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7].

                                                        =$               0.00
--------------------------------------------------------------------------------
     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:
                  [   ]    Wire Transfer
                  [   ]    Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Roberta A. Mitchell

                                    _______________________
                                    Roberta A. Mitchell
                                    Senior Vice President


Date     March 29, 2004



    *Please print the name and title of signing officer below the signature.